Shareholder Report, Holdings (Details)	Oct. 31, 2025
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.78%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.84%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.68%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.78%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.84%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.68%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.78%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.84%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.68%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.78%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.84%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.68%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.78%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.84%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.68%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.83%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.54%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.64%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.83%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.54%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.64%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.83%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.54%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.64%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.83%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.54%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.64%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.83%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.54%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.81%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® ETF Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.64%)
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | CH Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Dover Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Albemarle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.38%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | CH Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Dover Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Albemarle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.38%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | CH Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Dover Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Albemarle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.38%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | CH Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Dover Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Albemarle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.38%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | CH Robinson Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Cardinal Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Dover Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Albemarle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | The Sherwin-Williams Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.28%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.67%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.38%
Vest S&P 500 Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.59%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.08%)
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.59%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.08%)
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.59%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.08%)
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.59%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.08%)
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.59%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.08%)
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.59%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.08%)